Schedule of investments
Nomura Emerging Markets Fund	February 28, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.17%Δ
Argentina — 0.45%
Cablevision Holding GDR †	443,972	$ 2,177,886
Cresud ADR	1,643,789	18,706,319
Grupo Clarin GDR Class B 144A #, †	131,213	533,525
IRSA Inversiones y Representaciones ADR	1,751,834	27,924,234
		49,341,964
Australia — 0.02%
Woodside Energy Group ADR	137,332	2,812,559
		2,812,559
Bahrain — 0.03%
Aluminium Bahrain GDR 144A #	221,400	3,223,673
		3,223,673
Brazil — 3.65%
Ambev ADR	13,500,000	42,660,000
Auren Energia	350,225	813,650
Axia Energia ADR	989,541	11,953,655
Axia Energia ADR †	260,088	3,050,832
Banco Bradesco ADR	15,000,000	61,350,000
Banco Santander Brasil ADR	2,884,119	18,775,615
Embraer ADR	420,704	30,383,243
Itau Unibanco Holding ADR	6,744,112	61,034,214
MBRF Global Foods Company ADR	4,192,735	16,770,940
Petroleo Brasileiro ADR	4,900,000	75,460,000
Rumo	1,905,351	5,939,239
Sitios Latinoamerica †	1,369,199	456,347
Telefonica Brasil ADR	1,546,453	26,150,520
TIM ADR	970,000	26,655,600
Vale ADR	1,000,000	17,180,000
XP Class A	211,715	4,558,224
		403,192,079
Chile — 0.26%
Cia Cervecerias Unidas ADR	410,528	5,476,444
Sociedad Quimica y Minera de Chile ADR †	300,000	22,890,000
		28,366,444
China — 8.32%
Alibaba Group Holding ADR	2,030,000	292,543,300
Baidu ADR †	680,000	84,619,200
BeOne Medicines Class H †	1,615,700	39,714,077
China Petroleum and Chemical Class H	30,000,000	20,898,842
DiDi Global ADR †	1,278,300	5,624,520
NQ- 034 [0226] 0426 (5360778)    1

Schedule of investments
Nomura Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Guangshen Railway Class H	11,000,000	$ 3,079,224
iQIYI ADR †	1,450,000	2,320,000
JD.com ADR	1,150,000	30,509,500
Kunlun Energy	21,000,000	22,520,899
New Oriental Education & Technology Group ADR	100,000	5,465,000
PDD Holdings ADR †	730,000	75,722,900
PetroChina Class H	18,000,000	21,949,536
Sohu.com ADR <<, †	2,219,642	36,668,486
TAL Education Group ADR †	1,000,000	10,530,000
Tencent Holdings	2,684,000	177,711,992
Tencent Music Entertainment Group ADR	950,000	13,870,000
Tianjin Development Holdings	15,885,550	5,543,312
Trip.com Group ADR	530,000	27,888,600
Uni-President China Holdings	28,305,000	27,930,900
Weibo ADR	1,450,000	14,398,500
		919,508,788
India — 6.73%
Aurobindo Pharma	1,500,000	20,121,735
BSE	1,500,000	44,634,177
Glenmark Pharmaceuticals	1,167,988	27,431,774
HCL Technologies	800,000	12,215,056
Infosys	1,500,000	21,435,814
Jio Financial Services	2,534,900	7,116,291
Lupin	2,500,000	63,255,520
Reliance Industries	21,000,000	321,753,205
Reliance Industries GDR 144A #	2,340,879	143,495,883
Tata Chemicals	1,866,909	14,721,650
Tata Consultancy Services	680,000	19,713,189
Tata Consumer Products	2,128,276	26,692,273
United Breweries	1,000,000	17,641,967
Zee Entertainment Enterprises	3,530,000	3,393,177
		743,621,711
Indonesia — 0.65%
Astra International	180,000,000	71,667,164
		71,667,164
Malaysia — 0.02%
UEM Sunrise	17,000,000	2,512,208
		2,512,208
2    NQ- 034 [0226] 0426 (5360778)

	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico — 2.43%
America Movil ADR	1,430,000	$ 37,208,600
Cemex ADR	5,100,000	63,801,000
Coca-Cola Femsa ADR	220,000	24,453,000
Fomento Economico Mexicano ADR	540,000	60,652,800
Grupo Financiero Banorte Class O	4,000,000	45,483,684
Grupo Televisa ADR	6,017,000	17,750,150
Ollamani SAB †	1,504,250	6,638,195
Wal-Mart de Mexico	4,000,000	12,983,393
		268,970,822
Netherlands — 0.01%
VEON ADR †	29,290	1,637,018
		1,637,018
Peru — 0.61%
Cia de Minas Buenaventura ADR	603,884	26,371,614
Credicorp	120,000	41,565,600
		67,937,214
Russia — 0.00%
EL5-ENERO PJSC =, †	1,058,050	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =, †	492,501	0
Rosneft Oil PJSC =, †	14,555,684	0
Sberbank of Russia PJSC =, †	15,200,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VK IPJSC GDR =, †	551,200	0
		0
Singapore — 0.13%
Grab Holdings Class A †	3,500,000	14,770,000
		14,770,000
South Africa — 0.22%
Naspers Class N	431,990	24,016,460
		24,016,460
South Korea — 57.71%
Hyundai Motor	283,000	132,597,845
KB Financial Group ADR	245,928	27,052,080
LG Chem	190,000	55,144,247
LG Electronics	70,819	7,172,978
Lotte	300,000	7,455,683
NQ- 034 [0226] 0426 (5360778)    3

Schedule of investments
Nomura Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Korea (continued)
Lotte Chilsung Beverage	44,000	$ 4,254,710
Lotte Wellfood	60,000	5,297,185
Samsung C&T	2,017,831	491,657,814
Samsung Electronics	5,200,000	782,620,785
Samsung Life Insurance	300,000	47,966,632
Shinhan Financial Group	400,000	26,944,734
SK hynix	2,120,000	1,563,656,587
SK Square †	6,999,060	3,138,264,651
SK Telecom ADR	2,991,174	90,752,219
		6,380,838,150
Taiwan — 17.12%
FIT Hon Teng 144A #, †	38,000,000	30,503,361
MediaTek	3,900,000	240,238,358
Taiwan Semiconductor Manufacturing	26,000,000	1,622,353,036
		1,893,094,755
Türkiye — 0.81%
Akbank	25,000,000	51,298,538
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	383,190
Turk Telekomunikasyon †	951,192	1,471,150
Turkcell Iletisim Hizmetleri	2,427,827	6,399,198
Turkcell Iletisim Hizmetleri ADR	4,449,485	29,989,529
		89,541,605
Total Common Stocks (cost $4,069,059,701)		10,965,052,614

Preferred Stocks — 1.21%Δ
Brazil — 0.07%
Braskem Class A †, ω	1,470,000	2,744,153
Usinas Siderurgicas de Minas Gerais Class A †, ω	3,235,733	4,430,868
		7,175,021
Russia — 0.00%
Transneft PJSC =, †, ω	1,200,000	0
		0
4    NQ- 034 [0226] 0426 (5360778)

	Number of shares	Value (US $)

Preferred StocksΔ (continued)
South Korea — 1.14%
LG Chem ω	58,307	$ 8,147,172
Samsung Electronics ω	1,183,100	118,268,878
		126,416,050
Total Preferred Stocks (cost $57,444,276)		133,591,071

Rights — 0.00%Δ
Brazil — 0.00%
Sitios Latinoamerica †	1,369,199	8,442
Total Rights (cost $0)		8,442

Exchange-Traded Fund — 0.11%
iShares MSCI Turkey ETF <<	290,275	11,793,873
Total Exchange-Traded Fund (cost $13,207,352)		11,793,873

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,056)		0
Total Value of Securities—100.49% (cost $4,148,270,385)		11,110,446,000

Liabilities Net of Receivables and Other Assets — (0.49%)		(53,929,695)
Net Assets Applicable to 253,271,248 Shares Outstanding — 100.00%		$11,056,516,305
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $177,756,442, which represents 1.61% of the Fund’s net assets.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- 034 [0226] 0426 (5360778)    5

Schedule of investments
Nomura Emerging Markets Fund
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
IPJSC – International Public Joint Stock Company
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
6    NQ- 034 [0226] 0426 (5360778)